Right of Use Asset and Lease Liability (Tables)	9 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about leases for lessee [Abstract]
Schedule of quantitative information about right-of-use assets [Table Text Block]
Cost	Right of Use Assets
Balance, March 31, 2023	$17,302
Adjustment for change in variable payments based on rate or index	287
Foreign exchange	(8)
Balance, March 31, 2024	$17,581
Additions	432
Lease extension	117
Disposals	(33)
Foreign exchange	(398)
Balance, December 31, 2024	$17,699

Accumulated Depreciation
Balance, March 31, 2023	$(6,329)
Depreciation	(2,771)
Foreign exchange	7
Balance, March 31, 2024	$(9,093)
Depreciation	(2,224)
Disposals	33
Foreign exchange	210
Balance, December 31, 2024	$(11,074)

Carrying Amount
Balance, March 31, 2024	$8,488
Balance, December 31, 2024	$6,625

Schedule of quantitative information about lease liability [Table Text Block]
Lease Liability
Balance, March 31, 2023	$10,468
Lease payments made	(2,855)
Adjustment for change in variable payments based on rate or index	287
Interest expense on lease liabilities	533
Foreign exchange	(180)
Balance, March 31, 2024	$8,253
Lease payments made	(2,286)
Additions	432
Lease extension	117
Interest expense on lease liabilities	332
Foreign exchange	(311)
6,537
Less: current portion	(2,701)
Balance, December 31, 2024	$3,836

Lease Disclosures
Interest expense on lease liabilities	$332
Total cash outflow for leases	$2,286

Schedule of maturity analysis [Table Text Block]
Maturity Analysis - Undiscounted Contractual Payments
Less than 1 year	$3,004
1 to 2 years	2,548
2 to 3 years	996
3 to 4 years	491
$7,039